Shareholder Report, Holdings (Details)	May 31, 2026
C000157127 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157127 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000157127 [Member] | Negotiable Bank Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000157127 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000157127 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000000266 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000266 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000266 [Member] | Negotiable Bank Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000266 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000000266 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000000265 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000265 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000265 [Member] | Negotiable Bank Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000265 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000000265 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%